Explanatory notes to the consolidated statements of cash flows - additional information (Details) € in Millions, $ in Millions	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2020 EUR (€)	May 02, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Cash flows from operating activities:
Cash flows from (used in) operating activities			€ 9,183	€ 10,462		€ 9,948
Net profit from continuing operations			24	2,700		3,330
Amortization and depreciation			5,143	5,445		5,507
Impairment loss			914	1,589		297
Adjustments for deferred tax expense			894	864		457
Change in provisions			(434)	(1,744)		842
Charge recognized for U.S. diesel emission matters	€ 200		222			748
Cash flows (used in)/from operating activities - discontinued operations			0	(308)		484
Increase (decrease) in working capital			2,559	1,869		1,035
Change in trade payables			(565)	(2,020)		1,240
Change in inventories			(983)	(1,017)		(1,399)
Change in trade receivables			366	100		19
Net change in other receivables and payables			(645)	1,268		1,213
Other non-cash items			1,192	1,541		129
Interest paid			722	860		1,024
Interest received			178	325		308
Income taxes paid (refund)			120	341		750
Investments accounted for using equity method, revaluation			179			240
Labor agreement, total lump sum payment to employees				446	$ 499
Cash outflow for leases			496	381
Other non-cash movements, utilization of regulatory credits			293
Cash flows used in investing activities:
Cash flows from (used in) investing activities			(7,915)	(2,985)		(6,738)
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets			8,600	8,385		5,392
Cash flows used in investing activities - discontinued operations			0	(155)		(632)
Portion of consideration paid (received) consisting of cash and cash equivalents		€ (5,774)
Cash and cash equivalents			23,846	15,014
Net change in receivables from financing activities			396	336		(676)
Change in securities			207	(235)		(75)
Cash flows from/(used) in financing activities:
Cash flows from (used in) financing activities			(9,087)	5,827		2,785
Dividends paid, classified as financing activities			0	3,056		1
Brazil Loans
Cash flows from/(used) in financing activities:
Repayments of borrowings				684
FCA US Tranche B Term Loan Due 2018
Cash flows from/(used) in financing activities:
Extinguishment of debt principal amount						893	$ 1,009
Medium Term Note Due March 15, 2018
Cash flows from/(used) in financing activities:
Extinguishment of debt principal amount						1,250
Medium Term Note Due July 9, 2018
Cash flows from/(used) in financing activities:
Extinguishment of debt principal amount						600
Two notes issued under MTN Programme
Cash flows from/(used) in financing activities:
Extinguishment of debt principal amount				1,480
Intesa Sanpaolo Credit Facility [Member]
Cash flows from/(used) in financing activities:
Proceeds from borrowings			6,300
Notes Issued Through The Medium Term Note Programme [Member]
Cash flows from/(used) in financing activities:
Proceeds from borrowings			3,500
European Investment Bank Borrowings
Cash flows from/(used) in financing activities:
Proceeds from borrowings			800
Revolving Credit Facilities
Cash flows from/(used) in financing activities:
Proceeds from borrowings			6,250
Other Revolving Credit Facilities
Cash flows from/(used) in financing activities:
Proceeds from borrowings			1,200
U.S. Diesel Emissions Provision [Domain]
Cash flows from operating activities:
Settlement, other provisions			100	500
Financing activities [Member]
Cash flows from operating activities:
Cash outflow for leases			389	299
Operating activities [Member]
Cash flows from operating activities:
Cash outflow for leases			€ 107	82
Extraordinary Dividend [Domain]
Cash flows from/(used) in financing activities:
Dividends paid, classified as financing activities				€ 2,038
Capitalised development expenditure
Cash flows used in investing activities:
Additions other than through business combinations, intangible assets other than goodwill						€ 2,079